Asset Retirement Obligations (Details) (USD $)	3 Months Ended	6 Months Ended
	Dec. 31, 2013	Dec. 31, 2013
Assumed ARO liability from the acquisition of assets
Asset retirement obligations at the beginning of the period		$ 0
Activity during the period :
Liabilities incurred during the period		0
Liabilities settled during the period		0
Adjustment to liability due to acquisitions		5,449,254
Adjustment to liability due to divestitures		0
Accretion of discount	86,928	86,928
Asset retirement obligations at the end of the period	5,536,182	5,536,182
Less current portion	0	0
Long-term portion	$ 5,536,182	$ 5,536,182